Net earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Year Ended March 31,
	2019	2020	2021

(Loss) / income available to common stockholders ($ in thousands)	$0(463)	$398	$992

Basic weighted average common shares outstanding	4,703,224	4,646,966	4,880,422

Basic net (loss) / earnings per share	$(0.10)	$0.09	$0.20

Basic weighted average common shares outstanding	4,703,224	4,646,966	4,880,422
Effect of dilutive securities – Options	—	169,770	264,838

Diluted weighted average common and potential common shares outstanding	4,703,224	4,816,736	5,145,260

Diluted net (loss) / earnings per share	$(0.10)	$0.08	$0.19